INVENTORIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
INVENTORIES
Raw materials	$ 71,655	$ 97,331
Work-in-process	22,776	18,904
Finished goods	200,940	218,254
Inventories	295,371	334,489
Inventory written down	19,467	$ 23,013	$ 16,951
ASU 2015-11 | Early Adoption
INVENTORIES
Inventory written down	$ 19,467